Bond with warrants and derivative instruments (Details 3) - CubeBio Co., Ltd. [Member] - KRW (₩)			1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 01, 2015	[1],[2]	Jun. 15, 2020	Jun. 29, 2016	[3],[4]	Jun. 30, 2026		Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Type	Equity-settled		Equity-settled	Equity-settled
11 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 1,500,000,000		₩ 1,500,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						March 2022		March 2022
Maturity date						March 2025		March 2025
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩4,000 per common share	[5]	₩4,000 per common share	[6]
Exercise period						September 2022 ~ January 2025		September 2022 ~ January 2025
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
12 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 800,000,000		₩ 800,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						August 2022		August 2022
Maturity date						August 2025		August 2025
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩2,500 per common share (Subject to adjustment based on revenue at a specific point in time)	[5]	₩2,500 per common share (Subject to adjustment based on revenue at a specific point in time)	[6]
Exercise period						February 2023 ~ July 2025		February 2023 ~ July 2025
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						Upon initial recognition, the warrants were classified as derivative financial liabilities as the fixed-for-fixed condition was not met at the inception date. Subsequently, following the determination of the exercise price, the warrants were reclassified as equity instruments.		Upon initial recognition, the warrants were classified as derivative financial liabilities as the fixed-for-fixed condition was not met at the inception date. Subsequently, following the determination of the exercise price, the warrants were reclassified as equity instruments.
13 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 4,000,000,000		₩ 4,000,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						October 2022		October 2022
Maturity date						October 2025		October 2025
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩2,500 per common share	[5]	₩2,500 per common share	[6]
Exercise period						February 2023 ~ September 2025		February 2023 ~ September 2025
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
14 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 750,000,000		₩ 750,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						April 2023		April 2023
Maturity date						April 2026		April 2026
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩2,500 per common share	[7]	₩2,500 per common share	[8]
Exercise period						August 2023 ~ November 2025		August 2023 ~ November 2025
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
15 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 2,180,000,000		₩ 2,180,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						August 2023		August 2023
Maturity date						August 2026		August 2026
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩3,000 per common share	[7]	₩3,000 per common share	[8]
Exercise period						November 2023 ~ July 2026		November 2023 ~ July 2026
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
16 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 30,000,000,000		₩ 30,000,000,000
Coupon rate (%)
Yield to maturity (%)						3.90%		3.90%
Issuance date						September 2023		September 2023
Maturity date						September 2028		September 2028
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.
Exercise Price						₩3,000 per common share	[7]	₩3,000 per common share	[8]
Exercise period						October 2023 ~ August 2028		October 2023 ~ August 2028
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on November 20, 2023, which is 2 months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on November 20, 2023, 2 months from the issuance, or every three months after.In the event of early redemption, the principal amount shall be payable.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on November 20, 2023, which is 2 months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on November 20, 2023, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The bonds are early redeemable by the Company in full or partial on November 20, 2024, 2 months from the issuance, or every three months after.In the event of early redemption, the principal amount shall be payable.
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
17 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 2,000,000,000		₩ 2,000,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						July 2024		July 2024
Maturity date						July 2027		July 2027
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.
Exercise Price						₩4,000 per common share	[7]	₩4,000 per common share	[8]
Exercise period						November 2024 ~ June 2027		November 2024 ~ June 2027
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on November 2, 2024, which is four months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on November 2, 2024 or every three months after.In the event of early redemption, the principal amount shall be payable.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on November 2, 2024, which is four months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The bonds are early redeemable by the Company in full or partial on November 2, 2024 or every four months after. In the event of early redemption, the principal amount shall be payable.
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
18 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 2,500,000,000		₩ 2,500,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						November 2024		November 2024
Maturity date						November 2027		November 2027
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩4,000 per common share	[7]	₩4,000 per common share	[8]
Exercise period						February 2025 ~ November 2027		February 2025 ~ November 2027
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
19 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 2,000,000,000		₩ 2,000,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						February 2025		February 2025
Maturity date						February 2028		February 2028
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩4,000 per common share	[7]	₩4,000 per common share	[8]
Exercise period						May 2025 ~ January 2028		May 2025 ~ January 2028
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
20 th detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 4,200,000,000		₩ 4,200,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						July 2025		July 2025
Maturity date						July 2028		July 2028
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩3,000 per common share	[7]	₩3,000 per common share	[8]
Exercise period						October 2025 ~ June 2028		October 2025 ~ June 2028
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.
21 st detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Type						Detachable Warrants bonds		Detachable Warrants bonds
Issuance amount						₩ 3,000,000,000		₩ 3,000,000,000
Coupon rate (%)
Yield to maturity (%)
Issuance date						November 2025		November 2025
Maturity date						November 2028		November 2028
Principal redemption						1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption: The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.		1. Redemption at maturity:Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed 2. Early redemption:The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.
Exercise Price						₩3,000 per common share	[7]	₩3,000 per common share	[8]
Exercise period						February 2026 ~ October 2028		February 2026 ~ October 2028
Redemption at the Option of the issuer (Call option)						The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Redemption at the option of the bond holders (Put option)						The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.		The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter. In the event of early redemption, the principal amount shall be paid.
Early redemption rights accounting treatment						The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).		The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately. The separated embedded derivative is measured at fair value through profit or loss (FVTPL).
Classification of Warrants						The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.		The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

[1]	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of December 31, 2025, there were no exercisable options outstanding related to this grant
[2]	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of June 30, 2026, there were no exercisable options outstanding related to this grant.
[3]	The options granted as of June 29, 2016 have been fully vested and exercised. As of December 31, 2025, there were no exercisable options outstanding related to this grant.
[4]	The options granted as of June 29, 2016 have been fully vested and exercised. As of June 30, 2026, there were no exercisable options outstanding related to this grant.
[5]	The exercise price for the 12th series was finalized in February 2023.
[6]	The exercise price for the 12th series was finalized in February 2023.
[7]	Accounts payable that are not financial liabilities are excluded.
[8]	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 5,000.